Income tax (Tables)	12 Months Ended
Dec. 31, 2022
Income tax
Schedule of reconciliation between income tax expense and the product of accounting profit (loss) multiplied by the Company's statutory tax rate

Years ended December 31,	2022	2021
		(restated)
Loss before Income Tax	$(127,210)	$(34,075)
Statutory Tax Rate	27%	27%
Expected income tax recovery based on statutory rate	(34,347)	(9,200)
Impact of foreign income tax rate differential	1,825	(113)
Permanent and other differences	30,326	7,168
Non-deductible expenses	103	—
True-up	(100)	—
Tax benefits not recognized	813	2,146
Impact of Brazilian tax credits	1,380	—
Income tax expense (recovery)	$—	$—

Schedule of unrecognized deferred tax liabilities

December 31,	2022	2021
Share issue costs and property and equipment	$6,309	$8,434
Loss carryforward - Canada	15,338	14,640
Loss carryforward / Pre-operational expenditure tax pool - Brazil	21,153	7,340
Other Assets	36	107
	$42,836	$30,521

Schedule of non-capital losses that can be applied against future taxable profit

Country	Amount	Expiry date
Canada	$15,338	2037 and 2042
Brazil	21,153	indefinite

Schedule of unrecognized deferred tax assets

December 31,	2022	2021
Non-capital losses carried forward	$400	$15
Note payable	—	(15)
Intercompany loan	(327)	—
ROU assets/Lease liabilities	(73)	—
	$—	$—